Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2013
Parent Company Financial Statements [Abstract]
Parent Company Financial Statements

Note 25: Parent-Only Financial Statements

The following tables present Parent-only condensed financial statements.

Parent-Only Statement of Income

	Year ended December 31,
(in millions)	2013	2012	2011
Income
Dividends from subsidiaries:
Bank	$10,612	11,767	11,546
Nonbank	33	1,150	140
Interest income from subsidiaries	848	897	914
Other interest income	240	222	242
Other income	484	267	460
Total income	12,217	14,303	13,302
Expense
Interest expense:
Indebtedness to nonbank subsidiaries	334	287	254
Short-term borrowings	5	1	1
Long-term debt	1,546	1,877	2,423
Other	15	23	8
Noninterest expense	1,175	1,127	77
Total expense	3,075	3,315	2,763
Income before income tax benefit and
equity in undistributed income of subsidiaries	9,142	10,988	10,539
Income tax benefit	(570)	(903)	(584)
Equity in undistributed income of subsidiaries	12,166	7,006	4,746
Net income	$21,878	18,897	15,869

Parent-Only Statement of Comprehensive Income

	Year ended December 31,
(in millions)	2013	2012	2011
Net income	$21,878	18,897	15,869
Other comprehensive income (loss), net of tax:
Investment securities	(248)	61	(50)
Derivatives and hedging activities	39	31	(1)
Defined benefit plans adjustment	1,136	(379)	(650)
Equity in other comprehensive income (loss) of subsidiaries	(5,191)	2,730	(830)
Other comprehensive income (loss), net of tax:	(4,264)	2,443	(1,531)
Total comprehensive income	$17,614	21,340	14,338

Parent-Only Balance Sheet

	December 31,
(in millions)	2013	2012
Assets
Cash and cash equivalents due from:
Subsidiary banks	$42,386	35,697
Nonaffiliates	3	5
Investment securities	11,652	7,268

Loans to subsidiaries:
Bank	7,140	-
Nonbank	38,504	41,068
Investments in subsidiaries:
Bank	154,577	148,693
Nonbank	21,852	19,492
Other assets	7,329	7,880
Total assets	$283,443	260,103
Liabilities and equity
Short-term borrowings	$5,121	1,592
Accrued expenses and other liabilities	7,241	8,332
Long-term debt	81,721	76,233
Indebtedness to nonbank subsidiaries	19,218	16,392
Total liabilities	113,301	102,549
Stockholders' equity	170,142	157,554
Total liabilities and equity	$283,443	260,103

Parent-Only Statement of Cash Flows

	Year ended December 31,
(in millions)	2013	2012	2011
Cash flows from operating activities:
Net cash provided by operating activities	$8,607	13,365	15,049
Cash flows from investing activities:
Available-for-sale securities:
Sales proceeds	3,606	6,171	11,459
Prepayments and maturities	12	30	-
Purchases	(6,016)	(5,845)	(16,487)
Loans:
Net repayments from subsidiaries	655	9,191	1,318
Capital notes and term loans made to subsidiaries	(6,700)	(1,850)	(1,340)
Principal collected on notes/loans made to subsidiaries	1,472	2,462	5,779
Net increase in investment in subsidiaries	(1,188)	(5,218)	(610)
Other, net	461	(2)	230
Net cash provided (used) by investing activities	(7,698)	4,939	349
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings and
indebtedness to subsidiaries	6,732	5,456	(242)
Long-term debt:
Proceeds from issuance	18,714	16,989	7,058
Repayment	(13,096)	(18,693)	(31,198)
Preferred stock:
Proceeds from issuance	3,145	1,377	2,501
Cash dividends paid	(1,017)	(892)	(844)
Common stock warrants repurchased	-	(1)	(2)
Common stock:
Proceeds from issuance	2,224	2,091	1,296
Repurchased	(5,356)	(3,918)	(2,416)
Cash dividends paid	(5,953)	(4,565)	(2,537)
Excess tax benefits related to stock option payments	271	226	79
Other, net	114	(14)	-
Net cash provided (used) by financing activities	5,778	(1,944)	(26,305)
Net change in cash and due from banks	6,687	16,360	(10,907)
Cash and due from banks at beginning of year	35,702	19,342	30,249
Cash and due from banks at end of year	$42,389	35,702	19,342